Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, authorized	65,000,000	65,000,000
Preferred shares, issued	17,305,000	14,200,000
Preferred shares, outstanding	17,305,000	14,200,000
Class A common shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	63,042,217	69,620,060
Common shares, outstanding	63,042,217	69,620,060
Class B common shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	25,000,000	25,000,000
Common shares, issued	0	0
Common shares, outstanding	0	0
Class C common shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	100	100
Common shares, issued	0	100
Common shares, outstanding	0	100